Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Contingent warrant liability	$ 2,641	$ 14,021
Subscription agreement liability	864,000
Total	866,641
Level 1 [Member]
Liabilities:
Contingent warrant liability
Subscription agreement liability
Total
Level 2 [Member]
Liabilities:
Contingent warrant liability
Subscription agreement liability
Total
Level 3 [Member]
Liabilities:
Contingent warrant liability	2,641	$ 14,021
Subscription agreement liability	864,000
Total	$ 866,641